Restructuring and Related Charges Narrative (Details) $ in Millions	Oct. 01, 2018 USD ($)
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	$ 17
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	$ 22